Stock-based compensation - Textuals (Details) - CAD				12 Months Ended
		Jul. 01, 2014	Sep. 22, 2010	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares exercised and settled during period					385,880	295,230
Proceeds from options exercised				CAD 82,000	CAD 2,807,000	CAD 1,175,000
Share option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, weighted average remaining life				5 years 5 months	6 years 1 month
Fair value of options vested during the year				CAD 806,000	CAD 983,000	CAD 1,278,000
Options exercisable				886,220	824,720
Options exercisable, Weighted average exercise price (in CAD per share)				CAD 6.52	CAD 8.41
Total compensation costs related to non-vested options not yet recognized				CAD 684,000	CAD 1,223,000
Options forfeited				287,840	61,480	698,624
Shares exercised and settled during period	[1]			30,080	385,880	295,230
Total intrinsic value of options exercised				CAD 16,000	CAD 1,711,000	CAD 524,000
Proceeds from options exercised				CAD 82,000	CAD 1,348,000	1,175,000
Share option plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation costs related to non-vested awards not yet recognized, weighted average recognition period				1 year 8 months	2 years 6 months
Senior executive stock option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options reclassified from equity to a long-term liability			550,000
Shares exercised and settled during period					291,800
Total intrinsic value of options exercised					CAD 935,000	0
Proceeds from options exercised					1,459,000	CAD 0
Senior executive stock option plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options forfeited				258,200
Current portion of award obligation				CAD 0	CAD 22,000
Liability classified restricted share unit plan | Restricted share units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation costs related to non-vested awards not yet recognized, weighted average recognition period				3 months	9 months
Service period of award subsequent to year of grant				2 years
Award vesting period				3 years
Redeemed (units)				277,707	350,271	154,330
Award units settled during the period				CAD 1,030,000	CAD 2,678,000	CAD 727,000
Fair market value (CAD per share)				CAD 2.42	CAD 3.78
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements				CAD 61,000	CAD 641,000
Liability classified restricted share unit plan | Restricted share units (RSUs) | Accrued liabilities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Current portion of award obligation				671,000	1,009,000
Liability classified restricted share unit plan | Restricted share units (RSUs) | Other long-term liabilities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-current portion of award obligation				CAD 0	CAD 770,000
Equity classified restricted share unit plan | Restricted share units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation costs related to non-vested awards not yet recognized, weighted average recognition period				2 years 1 month	2 years 3 months
Redeemed (units)				19,798	605
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements				CAD 1,877,000	CAD 1,276,000
Performance restricted share unit plan | Performance restricted share units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
July 2014 Grant | Performance restricted share units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation costs related to non-vested awards not yet recognized, weighted average recognition period				1 year 6 months	2 years 6 months
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements				CAD 281,000	CAD 468,000
July 2015 Grant | Performance restricted share units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation costs related to non-vested awards not yet recognized, weighted average recognition period				2 years 6 months
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements				CAD 1,211,000	CAD 0
Deferred share unit plan | Deferred stock units (DSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of non-officer directors' fixed remuneration in the form of DDSUs (50% or more)				50.00%
Liability classified deferred stock unit plan | Deferred stock units (DSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Redeemed (units)				173,317	63,886	179,831
Award units settled during the period				CAD 527,000	CAD 557,000	CAD 968,000
Fair market value (CAD per share)				CAD 2.42	CAD 3.78
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements				CAD 0
Liability classified deferred stock unit plan | Deferred stock units (DSUs) | Accrued liabilities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Current portion of award obligation				0	CAD 408,000
Liability classified deferred stock unit plan | Deferred stock units (DSUs) | Other long-term liabilities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-current portion of award obligation				2,246,000	CAD 1,597,000
Pay out to executives				445,000
Equity classified deferred stock unit plan | Deferred stock units, dividend equivalent rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements				CAD 0

[1]	All stock options exercised resulted in new common shares being issued (note 17(a))